Expense Example - AMG River Road Small-Mid Cap Value Fund	Feb. 01, 2021 USD ($)
CLASS N SHARES
Expense Example:
Expense Example, with Redemption, 1 Year	$ 134
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,590
CLASS I SHARES
Expense Example:
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,294
CLASS Z Shares
Expense Example:
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	$ 1,236